EQUIPMENT (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Loss on disposition of equipment		$ 32,033
Equipment amount	196,789	656,441
Loss on impairment of equipment	422,950	772,174
Equipments [member]
IfrsStatementLineItems [Line Items]
Equipment amount	184,942	656,441
Cost of sales [member]
IfrsStatementLineItems [Line Items]
Amortization of equipment	137,648	435,304
Operating expenses [member]
IfrsStatementLineItems [Line Items]
Amortization of equipment	$ 1,967	$ 3,137